STOCK OPTIONS AND WARRANTS - Transactions involving warrants (Detail Textuals 1) (USD $)	12 Months Ended	24 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	May 07, 2013 Warrants	Nov. 07, 2012 Warrants	Jan. 25, 2012 Warrants	Aug. 12, 2011 Warrants	Oct. 31, 2011 Warrants	Jul. 31, 2011 Warrants	Jan. 31, 2011 Warrants	Nov. 30, 2010 Warrants	Aug. 12, 2011 Warrants Maximum	Nov. 30, 2010 Warrants Maximum	Aug. 12, 2011 Warrants Minimum	Nov. 30, 2010 Warrants Minimum	Sep. 30, 2012 Warrants issued on November 2010	Sep. 30, 2011 Warrants issued on November 2010	Sep. 30, 2012 Warrants issued on November 2010	Sep. 30, 2012 Warrants issued on January 2011	Sep. 30, 2011 Warrants issued on January 2011	Sep. 30, 2012 Warrants issued on January 2011
Class of Warrant or Right [Line Items]
Fair value of vested warrants issued for service	217,971			1,667	16,667		1,250	126,316	22,608	49,365
Exercise price of warrants			12.84	10.74	4.26		4.20	2.85	3.32			1.97		1.85
Fair value of the warrants			$ 15,018	$ 13,238	$ 56,875		$ 1,363
Expected terms					3 years		3 years	7 years	7 years	7 years
Dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%
Expected volatility			119.72%	129.56%	147.53%	162.03%	157.69%		170.33%			169.21%		169.06%
Risk free interest rate			0.35%	0.36%	0.81%		0.41%		2.69%		0.32%	2.20%	0.01%	2.16%
Method used to calculate fair value of warrants					Black Scholes Option Pricing Model	Black Scholes Option Pricing model	Black Scholes Option Pricing Model		Black-Scholes Option Pricing	Black-Scholes Option Pricing Model
Fair value of warrants charged ratably to operations															18,851	101,989	120,840	26,478	70,653	97,131
Previously issued warrants exercisable price						5.40
Extended period of warrants						September 1, 2011 to September 1, 2016
Change in fair value of warrants						$ 194,424
Common stock share issued in settlement of warrants (in shares)		83,536
Number of warrants exercised on cashless basis (in shares)		83,994